CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Total		Private Placement	Second Private Placement	Total Parent's / Owners' Equity		Total Parent's / Owners' Equity Private Placement	Total Parent's / Owners' Equity Second Private Placement	Share Capital		Share Capital Private Placement	Share Capital Second Private Placement	Contributed/Additional Paid-in Capital		Contributed/Additional Paid-in Capital Private Placement	[2]	Contributed/Additional Paid-in Capital Second Private Placement	[2]	Retained (Deficit) / Earnings		Non- controlling Interest
Shares outstanding, beginning of period (in shares) at Dec. 31, 2020	[1]									1,010,000
Balance at beginning of the period at Dec. 31, 2020	[1]	$ 641,780				$ 495,784				$ 1,010				$ 856,757	[2]					$ (361,983)		$ 145,996
Increase (Decrease) in Stockholders' Equity
Net income		48,368	[3],[4]			15,866														15,866		32,502
Dividends		(4,000)																				(4,000)
Share based payments contribution		850				850								850	[2]
Capital reduction	[1]	0												(133,812)	[2]					133,812
Contributions from Parent's funding	[1]	56,057				56,057								56,057	[2]
Shares outstanding, end of period (in shares) at Dec. 31, 2021	[1]									1,010,000,000
Balance at end of the period at Dec. 31, 2021	[1]	743,055				568,557				$ 1,010				779,852	[2]					(212,305)		174,498
Increase (Decrease) in Stockholders' Equity
Net income		23,244	[3],[4]			15,038														15,038		8,206
Share based payments contribution		238				238								238	[2]
Deconsolidation of lessor VIEs		(115,412)																				(115,412)
Shares outstanding, end of period (in shares) at Jun. 30, 2022	[1]									1,010,000,000
Balance at end of the period at Jun. 30, 2022	[1]	651,125				583,833				$ 1,010				780,090	[2]					(197,267)		67,292
Shares outstanding, beginning of period (in shares) at Dec. 31, 2021	[1]									1,010,000,000
Balance at beginning of the period at Dec. 31, 2021	[1]	$ 743,055				568,557				$ 1,010				779,852	[2]					(212,305)		174,498
Increase (Decrease) in Stockholders' Equity
Issuance of shares (in shares)		12,500,000		27,500,000	13,678,462
Restricted stock units (in shares)		0
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462								53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022		$ 715,513	[5]			646,557	[5]			$ 53,688	[5]			507,127	[2],[5],[6]					85,742	[1]	68,956	[5]
Shares outstanding, beginning of period (in shares) at Jan. 26, 2022										10,000,000
Balance at beginning of the period at Jan. 26, 2022		67,302				10				$ 10				0	[2]					0		67,292
Increase (Decrease) in Stockholders' Equity
Net income	[3],[4]	$ 87,500
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462								53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022		$ 715,513	[5]			646,557	[5]			$ 53,688	[5]			507,127	[2],[5],[6]					85,742	[1]	68,956	[5]
Shares outstanding, beginning of period (in shares) at Jan. 27, 2022	[1]									10,000,000
Balance at beginning of the period at Jan. 27, 2022	[1]	10				10				$ 10				0	[2]					0		0
Increase (Decrease) in Stockholders' Equity
Net income		87,500				85,742														85,742		1,758
Share based payments contribution		320				320								320	[2]
Issuance of shares (in shares)												27,500,000,000	13,678,462,000
Issuance of shares				$ 266,653	$ 165,982			$ 266,653	$ 165,982			$ 27,500	$ 13,678			$ 239,153		$ 152,304
Issuance of shares to Golar (in shares)										12,500,000,000
Issuance of shares to Golar		127,850				127,850				$ 12,500				115,350	[2]
Recognition of non-controlling interest upon acquisition	[6]	67,292																				67,292
Fair value adjustment in relation to acquisition		$ (94)																				(94)
Shares outstanding, end of period (in shares) at Dec. 31, 2022		53,688,462								53,688,462,000	[5]
Balance at end of the period at Dec. 31, 2022		$ 715,513	[5]			646,557	[5]			$ 53,688	[5]			507,127	[2],[5],[6]					85,742	[1]	68,956	[5]
Increase (Decrease) in Stockholders' Equity
Cancellation of Parents' equity (in shares)	[6]									(1,000,000,000)
Cancellation of Parent's equity	[6]	(583,823)				(583,823)				$ (1,000)				(780,090)	[2]					197,267
Net income		176,363	[4],[7]			174,729														174,729		1,634
Share based payments contribution		$ 2,215				2,215								2,215	[6]
Issuance of shares (in shares)				0	0
Restricted stock units (in shares)		14,384								14,384,000
Restricted stock units		$ 0				0				$ 15				(15)	[6]
Dividends		$ (87,511)				(87,511)														(87,511)
Shares outstanding, end of period (in shares) at Dec. 31, 2023		53,702,846								53,702,846,000	[5]
Balance at end of the period at Dec. 31, 2023	[5]	$ 806,580				$ 735,990				$ 53,703				$ 509,327	[6]					$ 172,960		$ 70,590

[1]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[2]	Contributed / additional paid-in capital refers to the amounts of capital contributed or paid-in over and above the par value of the Company’s issued share capital.
[3]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[4]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[5]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.
[6]	Represents cancellation of Parent's aggregated equity, upon disposal of entities to CoolCo pursuant to the Vessel SPA and ManCo SPA, previously presented on a combined carve-out basis during the Predecessor period.
[7]	Refer to Note 2.a for the basis of preparation of the Successor and Predecessor periods.